Summary of Adjustment to Our Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Liabilities
Deferred revenue	$ 1,370		$ 1,863
Shareholders' equity
Accumulated deficit	$ (228,246)		$ (225,399)
Accounting Standards Update 2014 09
Liabilities
Deferred revenue		$ 1,517
Shareholders' equity
Accumulated deficit		(225,053)
Difference Between Revenue Guidance In Effect Before And After Topic 606 | Accounting Standards Update 2014 09
Liabilities
Deferred revenue		(346)
Shareholders' equity
Accumulated deficit		$ 346